Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue	£ 14,779	£ 14,540	£ 14,933
Provision for bad and doubtful debts	(326)	(234)	(181)
Other operating costs	(11,558)	(11,526)	(11,882)
Operating profit/(loss)	2,895	2,780	2,870
Finance income	58	54	88
Finance costs	(928)	(1,167)	(1,157)
Share of post-tax results of joint ventures and associates	58	87	40
Profit/(loss) before tax	2,083	1,754	1,841
Tax	(442)	(480)	(339)
Profit/(loss) after tax from continuing operations	1,641	1,274	1,502
Profit/(loss) after tax from discontinued operations		(9)	12
Total profit/(loss) for the year (continuing and discontinued)	1,641	1,265	1,514
Attributable to:
Equity shareholders of the parent	1,640	1,264	1,511
Non-controlling interests from continuing operations	£ 1	£ 1	£ 3
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.466	£ 0.368	£ 0.443
Diluted earnings per share (continuing) (in GBP per share)	0.463	0.366	0.441
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.466	0.365	0.446
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.463	£ 0.363	£ 0.444